Financial assets at fair value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	$ 10,896,000	$ 129,319,000
Financial assets at amortised cost	88,193,000	0
Financial assets	99,089,000	129,319,000
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 74,478,000	42,052,000
TV24 | Argentina Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date	Apr.25
Interest rate	0.00%
Linked with	Dollar linked
Financial assets at fair value through profit or loss	$ 0	0
TDG24 | Argentina Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date	Apr.25
Interest rate	0.00%
Linked with	U.S. Dollar/CER index*
Financial assets at fair value through profit or loss	$ 0	0
TDE25 | Argentina Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date	Jan.26
Interest rate	0.00%
Linked with	U.S. Dollar/CER index*
Financial assets at fair value through profit or loss	$ 0	2,149,000
TV25 | Argentina Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date	Mar.26
Interest rate	0.00%
Linked with	Dollar linked
Financial assets at fair value through profit or loss	$ 0	9,130,000
TZV25 | Argentina Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date	Jun.26
Interest rate	0.00%
Linked with	Dollar linked
Financial assets at fair value through profit or loss	$ 0	61,136,000
S31E5 | Argentina Treasury Notes
Disclosure of fair value measurement of assets [line items]
Maturity date	Jan.26
Interest rate	0.00%
Linked with	—
Financial assets at fair value through profit or loss	$ 0	29,918,000
S29G5 | Argentina Treasury Notes
Disclosure of fair value measurement of assets [line items]
Maturity date	Aug.26
Interest rate	0.00%
Linked with	—
Financial assets at fair value through profit or loss	$ 0	5,875,000
S30J5 | Argentina Treasury Notes
Disclosure of fair value measurement of assets [line items]
Maturity date	Jun.26
Interest rate	0.00%
Linked with	—
Financial assets at fair value through profit or loss	$ 0	5,676,000
S31L5 | Argentina Treasury Notes
Disclosure of fair value measurement of assets [line items]
Maturity date	Jul.26
Interest rate	0.00%
Linked with	—
Financial assets at fair value through profit or loss	$ 0	583,000
LFT | Other Money Market Funds
Disclosure of fair value measurement of assets [line items]
Maturity date	Jan.26
Interest rate	0.00%
Linked with	—
Financial assets at fair value through profit or loss	$ 0	14,852,000
LFT | Brazil Money Market [Member]
Disclosure of fair value measurement of assets [line items]
Maturity date	Mar-26
Interest rate	0.00%
Linked with	—
Financial assets at fair value through profit or loss	$ 1,757,000	0
D16E6 [Member] | Argentina Treasury Notes
Disclosure of fair value measurement of assets [line items]
Maturity date	Jan-26
Interest rate	0.00%
Linked with	Dollar linked
Financial assets at fair value through profit or loss	$ 9,139,000	0
US912797MS31 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date	Feb-26
Interest rate	0.00%
Linked with	—
Financial assets at amortised cost	$ 16,759,000	0
US912797NA14 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date	May-26
Interest rate	0.00%
Linked with	—
Financial assets at amortised cost	$ 48,244,000	0
US912797QP55 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date	Jun-26
Interest rate	0.00%
Linked with	—
Financial assets at amortised cost	$ 7,563,000	0
US912797QQ39 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date	Jul-26
Interest rate	0.00%
Linked with	—
Financial assets at amortised cost	$ 7,563,000	0
US912797NL78 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date	May-26
Interest rate	0.00%
Linked with	—
Financial assets at amortised cost	$ 7,563,000	0
US912797RB50 | US Treasury Bonds
Disclosure of fair value measurement of assets [line items]
Maturity date	Nov-26
Interest rate	5.65%
Linked with	—
Financial assets at amortised cost	$ 501,000	$ 0